Other equity reserves Narrative (Details) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£)
Disclosure of reserves within equity [abstract]
Cash flow hedge gain loss to be reclassified within 12 months	£ 23
Cash flow hedge gain loss to be reclassified within twelve months relating to capital expenditures	£ 20